Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Schedule of Deferred Revenue

	December 31, 2024	December 31, 2023
Marmato (a)	$109,369	$64,546
Toroparu (b)	84,000	84,000
PSN (c)	5,010	—
Total	$198,379	$148,546
Less: current portion	(4,354)	(1,163)
Non-current portion	$194,025	$147,383

Schedule of Contract Assumptions	The following are the key inputs for the Marmato PMPA contract as of December 31, 2024:

Key inputs in the estimate	December 31, 2024	December 31, 2023
Financing rate	12.50%	12.50%
Gold price	$2,148 - $2,576	$1,724 - $1,939
Silver price	$27.29 - $31.41	$22.71 - $24.33
Remaining construction milestone timelines	2025	2024 - 2025
Life of Mine	2042	2042

Schedule of Deferred Revenue Activity
A summary of changes to the deferred revenue balance is as follows:

Total
As at December 31, 2022	$60,658
Recognition of revenue on ounces delivered	(3,878)
Cumulative catch-up adjustment	(52)
Accretion (Note 8)	7,818
As at December 31, 2023	$64,546
Receipt of deposit from WPMI	40,016
Recognition of revenue on ounces delivered	(3,709)
Cumulative catch-up adjustment	(222)
Accretion (Note 8)	8,738
As at December 31, 2024	$109,369
Less: current portion	(4,354)
Non-current portion as at December 31, 2024	$105,015